Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands		Number of Shares		Additional paid- in capital		Foreign currency translation adjustments		Accumulated deficit		Total
Balance at Dec. 31, 2023	[1]		[2]	$ 11,755				$ (9,947)		$ 1,808
Balance (in Shares) at Dec. 31, 2023	[1]	2,168,813
Share based compensation for services	[1]			28						28
Warrants modification	[1]			230				(230)
Net loss for the year	[1]							(985)		(985)
Balance at Dec. 31, 2024			[1],[2]	12,013	[1]		[1]	(11,162)	[1]	$ 851	[3]
Balance (in Shares) at Dec. 31, 2024		2,168,813	[1]							2,168,813	[3]
Share based compensation for services	[1]			224						$ 224
Commitment to issue shares under private placement securities purchase agreement (“PIPE Agreement”)	[1]			268						268
Foreign currency translation adjustments	[1]					(2)				(2)
Net loss for the year	[1]							(1,241)		(1,241)
Balance at Dec. 31, 2025			[1],[2]	$ 12,505	[1]	$ (2)	[1]	$ (12,403)	[1]	$ 100	[3]
Balance (in Shares) at Dec. 31, 2025		2,168,813	[1]							2,168,813	[3]

[1]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).
[2]	Less than $1 thousand.
[3]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).